Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Operating leases	The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Dec 31, 2018	Jan 1, 2018
Operating lease, right of use asset	2,169,158	2,440,288
Total operating lease, right of use asset	2,169,158	2,440,288
Current portion of operating lease obligations	477,147	442,957
Non-current portion of operating lease obligations	1,491,507	1,997,331
Total operating lease obligations	1,968,654	2,440,288

	Twelve months ended
	Dec 31, 2018	Dec 31, 2017
Foreign exchange gain on operating leases	(200,504)	—
Total foreign exchange gain on operating leases	(200,504)	—

Schedule of Operating Lease, Liability, Maturity	As of December 31, 2018, the Company had the following undiscounted operating lease commitments:
	2019	2020	2021	2022	2023	2024 – 2026
Office space	525,715	339,772	296,499	303,198	309,341	689,727